Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income	$ 505,073	$ 576,299	$ 559,210
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	19,316,453	19,879,161	20,481,894
Effect of dilutive securities:
Dilutive effect of non-vested shares	69,000	25,000	19,000
Diluted weighted average common shares outstanding	19,384,879	19,903,655	20,501,021
Basic earnings per share (in US dollars)	$ 26.15	$ 28.99	$ 27.3
Diluted earnings per share (in US dollars)	$ 26.05	$ 28.95	$ 27.28
Gain on troubled debt write-off			$ 29,400
Basic earnings per share amount related to the gain on debt extinguishment (in USD per share)			$ 1.43
Diluted earnings per share amount related to the gain on debt extinguishment (in USD per share)			$ 1.43